Offerings - Offering: 1	Aug. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	6.125% Notes due 2031
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Rule 457(f)	true
Amount of Securities Received | shares	400,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 400,000,000.00
Cash Consideration Paid	0.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 400,000,000.00
Offering Note	Estimated solely for the purpose of calculating the registration fee and computed pursuant to Rule 457(a) and 457(f)(2) of the Securities Act of 1933, as amended.